Supplemental Condensed Consolidating Financial Information - Condensed Statements of Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Income Statements Captions [Line Items]
Total Revenues	$ 24,872	$ 25,912	$ 32,555
Cost and Expenses:
Cost of goods sold	19,539	20,357	25,534
Selling, general and administrative expenses	2,262	2,317	2,925
Research and development expenses	860	856	1,106
Restructuring expenses	44	84	184
Interest expense	1,028	1,106	1,318
Other, net	1,148	625	399
Total Costs and Expenses	24,881	25,345	31,466
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(9)	567	1,089
Income tax (expense) benefit	(298)	(360)	(467)
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	58	41	86
Net income (loss)	(249)	248	708
Net income (loss) attributable to noncontrolling interests	3	(5)	(2)
Net income (loss) attributable to CNH Industrial N.V.	(252)	253	710
CNH Industrial N.V. [Member]
Condensed Income Statements Captions [Line Items]
Total Revenues	1,370	1,541	2,034
Cost and Expenses:
Cost of goods sold	1,142	1,283	1,750
Selling, general and administrative expenses	120	133	136
Research and development expenses	6	11	13
Restructuring expenses	3	2	3
Interest expense	151	130	210
Interest compensation to Financial Services	10	11	12
Other, net	57	36	15
Total Costs and Expenses	1,489	1,606	2,139
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(119)	(65)	(105)
Income tax (expense) benefit	(4)	(13)	101
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(129)	331	714
Net income (loss)	(252)	253	710
Net income (loss) attributable to CNH Industrial N.V.	(252)	253	710
Case New Holland Industrial Inc. [Member]
Condensed Income Statements Captions [Line Items]
Total Revenues	8	9	10
Cost and Expenses:
Interest expense	320	246	234
Other, net	(1)	(2)	(4)
Total Costs and Expenses	319	244	230
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(311)	(235)	(220)
Income tax (expense) benefit	112	85	71
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	377	425	918
Net income (loss)	178	275	769
Net income (loss) attributable to CNH Industrial N.V.	178	275	769
Guarantor Subsidiaries [Member]
Condensed Income Statements Captions [Line Items]
Total Revenues	9,759	10,860	12,898
Cost and Expenses:
Cost of goods sold	8,130	9,039	10,269
Selling, general and administrative expenses	491	495	652
Research and development expenses	276	281	388
Restructuring expenses	(9)	16	29
Interest expense	118	162	140
Interest compensation to Financial Services	189	184	201
Other, net	103	199	185
Total Costs and Expenses	9,298	10,376	11,864
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	461	484	1,034
Income tax (expense) benefit	(91)	(114)	(268)
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	292	264	364
Net income (loss)	662	634	1,130
Net income (loss) attributable to CNH Industrial N.V.	662	634	1,130
All Other Subsidiaries [Member]
Condensed Income Statements Captions [Line Items]
Total Revenues	19,592	19,509	24,283
Cost and Expenses:
Cost of goods sold	15,431	15,339	19,422
Selling, general and administrative expenses	1,651	1,689	2,137
Research and development expenses	578	564	705
Restructuring expenses	50	66	152
Interest expense	933	1,076	1,284
Other, net	989	392	203
Total Costs and Expenses	19,632	19,126	23,903
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(40)	383	380
Income tax (expense) benefit	(315)	(318)	(371)
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	140	62	(32)
Net income (loss)	(215)	127	(23)
Net income (loss) attributable to noncontrolling interests	3	(5)	(2)
Net income (loss) attributable to CNH Industrial N.V.	(218)	132	(21)
Eliminations [Member]
Condensed Income Statements Captions [Line Items]
Total Revenues	(5,857)	(6,007)	(6,670)
Cost and Expenses:
Cost of goods sold	(5,164)	(5,304)	(5,907)
Interest expense	(494)	(508)	(550)
Interest compensation to Financial Services	(199)	(195)	(213)
Total Costs and Expenses	(5,857)	(6,007)	(6,670)
Equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(622)	(1,041)	(1,878)
Net income (loss)	(622)	(1,041)	(1,878)
Net income (loss) attributable to CNH Industrial N.V.	$ (622)	$ (1,041)	$ (1,878)